ACCRUED LIABILITIES AND OTHER PAYABLE (Tables)	6 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	HKD	HKD	USD
	(Audited)
Accrued audit fee	$858,000	$546,000	$70,000
Amount due to RAL*	439,515	-	-
Accrued professional service fees	1,869,230	126,750	16,250
Other accrued expenses	346,219	347,297	44,525

Total:	$3,512,964	$1,020,047	$130,775

*	Roma Appraisals Limited (“RAL”) ceased to be a related party of the Company after the reorganization in July 2022.